Expense Example, No Redemption	Aug. 28, 2025 USD ($)
EIC Value Fund | EIC Value Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 667
Expense Example, No Redemption, 3 Years	916
Expense Example, No Redemption, 5 Years	1,185
Expense Example, No Redemption, 10 Years	1,950
EIC Value Fund | EIC Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,064
Expense Example, No Redemption, 10 Years	2,300
EIC Value Fund | EIC Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	538
Expense Example, No Redemption, 10 Years	1,195
Private Capital Management Value Fund | Private Capital Management Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	225
Expense Example, No Redemption, 3 Years	742
Expense Example, No Redemption, 5 Years	1,285
Expense Example, No Redemption, 10 Years	2,769
Private Capital Management Value Fund | Private Capital Management Value Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	124
Expense Example, No Redemption, 3 Years	436
Expense Example, No Redemption, 5 Years	770
Expense Example, No Redemption, 10 Years	1,716
Private Capital Management Value Fund | Private Capital Management Value Fund Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	590
Expense Example, No Redemption, 5 Years	1,031
Expense Example, No Redemption, 10 Years	$ 2,256